Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred
Provision for income taxes	$ 227,135	$ 159,340	$ 6,563
BVI [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes
Hong Kong [Member]
Current
Current provision for income taxes	227,135	159,340	6,563
Deferred
Deferred provision for income taxes
Singapore [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes